GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.25%
$ 850,000	American Express Credit Account Master Trust Series 2017-7 Class A 2.35%, 05/15/2025	$ 869,107
500,000	Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3 2.06%, 08/15/2028	522,169
382,994	CarMax Auto Owner Trust Series 2020-2 Class A3 1.70%, 11/15/2024	386,547
355,000	Hyundai Auto Receivables Trust Series 2018-B Class A4 3.29%, 01/15/2025	360,223
537,000	Mercedes-Benz Auto Receivables Trust Series 2018-1 Class A4 3.15%, 10/15/2024	545,323
300,000	PFS Financing Corp(a) Series 2021-A Class A 0.71%, 04/15/2026	299,356
570,000	Santander Retail Auto Lease Trust (a) Series 2021-B Class A3 0.51%, 08/20/2024	570,107
750,000	Toyota Auto Loan Extended Note Trust (a) Series 2019-1A Class A 2.56%, 11/25/2031	786,370
	Toyota Auto Receivables Owner Trust
	Series 2018-B Class A4
200,000	3.11%, 11/15/2023	202,303
	Series 2019-B Class A3
137,684	2.57%, 08/15/2023	138,990
250,000	Volkswagen Auto Loan Enhanced Trust Series 2018-2 Class A4 3.33%, 02/20/2025	254,725
250,323	World Omni Auto Receivables Trust Series 2019-B Class A3 2.59%, 07/15/2024	252,483
TOTAL ASSET-BACKED SECURITIES — 0.25% (Cost $5,133,529)		$5,187,703
CORPORATE BONDS AND NOTES
Basic Materials — 0.61%
500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	666,010
500,000	Celanese US Holdings LLC 3.50%, 05/08/2024	532,857
	CF Industries Inc
140,000	5.15%, 03/15/2034	171,259
2,043,000	4.95%, 06/01/2043	2,461,938
Principal Amount		Fair Value
Basic Materials — (continued)
$ 650,000	Dow Chemical Co 4.80%, 11/30/2028	$ 767,768
750,000	DuPont de Nemours Inc 4.49%, 11/15/2025	843,312
500,000	Eastman Chemical Co 4.65%, 10/15/2044	598,852
266,000	International Paper Co 4.35%, 08/15/2048	325,599
500,000	Linde Inc 3.20%, 01/30/2026	541,107
250,000	Mosaic Co 5.45%, 11/15/2033	313,371
500,000	Newmont Corp 2.80%, 10/01/2029	520,033
1,000,000	Nutrien Ltd 4.13%, 03/15/2035	1,133,119
500,000	Rio Tinto Finance USA Ltd 3.75%, 06/15/2025	546,500
500,000	Southern Copper Corp 5.25%, 11/08/2042	621,250
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	1,075,397
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	333,125
1,140,000	Westlake Chemical Corp 3.13%, 08/15/2051	1,075,447
		12,526,944
Communications — 2.68%
	Alphabet Inc
1,000,000	2.00%, 08/15/2026	1,045,120
140,000	1.90%, 08/15/2040	125,699
	Amazon.com Inc
1,000,000	3.15%, 08/22/2027	1,099,509
140,000	2.10%, 05/12/2031	141,814
2,500,000	2.50%, 06/03/2050	2,341,381
140,000	3.10%, 05/12/2051	146,363
140,000	3.25%, 05/12/2061	148,997
750,000	America Movil SAB de CV 2.88%, 05/07/2030	780,201
	AT&T Inc
140,000	2.30%, 06/01/2027	144,897
1,706,000	4.30%, 02/15/2030	1,957,768
2,000,000	2.75%, 06/01/2031	2,053,599
2,338,000	2.55%, 12/01/2033	2,300,166
500,000	6.15%, 09/15/2034	659,975
140,000	4.50%, 05/15/2035	163,890
1,979,000	3.30%, 02/01/2052	1,916,184
999,000	3.50%, 09/15/2053	988,730
140,000	Bell Telephone Co of Canada or Bell Canada 3.20%, 02/15/2052	140,209
	Charter Communications Operating LLC / Charter Communications Operating Capital
2,459,000	4.91%, 07/23/2025	2,765,452
1,000,000	3.50%, 03/01/2042	978,422
1,500,000	5.38%, 05/01/2047	1,795,944

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
	Comcast Corp
$ 1,000,000	3.70%, 04/15/2024	$ 1,075,512
1,000,000	1.95%, 01/15/2031	981,340
2,500,000	3.40%, 07/15/2046	2,651,306
140,000	2.80%, 01/15/2051	132,515
1,469,000	2.89%, 11/01/2051(a)	1,409,032
1,112,000	2.94%, 11/01/2056(a)	1,050,380
140,000	2.99%, 11/01/2063(a)	131,193
640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	954,169
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	1,245,919
1,000,000	E*TRADE Financial Corp 3.80%, 08/24/2027	1,110,019
1,000,000	eBay Inc 2.60%, 05/10/2031	1,019,761
1,500,000	Motorola Solutions Inc 2.75%, 05/24/2031	1,530,775
500,000	Rogers Communications Inc 4.10%, 10/01/2023	530,306
140,000	Telefonica Emisiones SA 5.21%, 03/08/2047	174,727
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	820,756
	T-Mobile USA Inc
500,000	1.50%, 02/15/2026	501,644
1,500,000	4.38%, 04/15/2040	1,728,250
640,000	3.40%, 10/15/2052(a)	624,186
140,000	3.60%, 11/15/2060(a)	137,644
500,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	593,039
1,000,000	VeriSign Inc 2.70%, 06/15/2031	1,016,340
	Verizon Communications Inc
500,000	0.84%, 03/20/2026(b) SOFR + 0.79%	508,460
1,500,000	2.63%, 08/15/2026	1,586,563
889,000	2.10%, 03/22/2028	902,415
140,000	2.55%, 03/21/2031	141,721
390,000	4.27%, 01/15/2036	458,138
1,000,000	2.85%, 09/03/2041	975,970
2,250,000	3.85%, 11/01/2042	2,473,842
140,000	4.86%, 08/21/2046	178,289
1,140,000	3.55%, 03/22/2051	1,202,240
140,000	2.99%, 10/30/2056	129,271
140,000	3.70%, 03/22/2061	147,830
1,500,000	ViacomCBS Inc 3.70%, 08/15/2024	1,609,629
1,500,000	Vodafone Group PLC 4.13%, 05/30/2025	1,659,516
	Walt Disney Co
1,000,000	2.65%, 01/13/2031	1,043,847
1,000,000	4.75%, 11/15/2046	1,306,815
		55,437,679
Principal Amount		Fair Value
Consumer, Cyclical — 1.48%
$ 1,000,000	American Honda Finance Corp 2.15%, 09/10/2024	$ 1,040,220
140,000	AutoNation Inc 2.40%, 08/01/2031	136,443
500,000	AutoZone Inc 3.63%, 04/15/2025	541,931
140,000	Brunswick Corp 2.40%, 08/18/2031	135,363
500,000	Costco Wholesale Corp 1.75%, 04/20/2032	490,252
1,000,000	Daimler Finance North America LLC(a) 1.45%, 03/02/2026	1,004,472
500,000	Dollar General Corp 3.50%, 04/03/2030	549,980
1,000,000	DR Horton Inc(c) 1.40%, 10/15/2027	979,557
	General Motors Co
640,000	4.88%, 10/02/2023	691,748
500,000	5.15%, 04/01/2038	596,530
140,000	6.25%, 10/02/2043	188,573
1,000,000	5.20%, 04/01/2045	1,217,745
	General Motors Financial Co Inc
140,000	3.25%, 01/05/2023	144,392
1,000,000	2.75%, 06/20/2025	1,045,501
500,000	1.25%, 01/08/2026	493,659
140,000	2.70%, 08/20/2027	145,450
	Home Depot Inc
140,000	3.00%, 04/01/2026	151,029
1,000,000	3.90%, 12/06/2028	1,144,156
1,000,000	1.88%, 09/15/2031	981,722
1,000,000	3.30%, 04/15/2040	1,083,482
140,000	4.25%, 04/01/2046	171,521
	Kohl's Corp
140,000	3.38%, 05/01/2031	144,071
140,000	5.55%, 07/17/2045(c)	167,640
	Las Vegas Sands Corp
140,000	2.90%, 06/25/2025	140,756
500,000	3.50%, 08/18/2026	510,724
140,000	3.90%, 08/08/2029	142,704
640,000	Lear Corp 5.25%, 05/15/2049	794,883
	Lowe's Cos Inc
1,000,000	3.65%, 04/05/2029	1,107,178
1,000,000	2.80%, 09/15/2041	972,763
1,000,000	Marriott International Inc 3.13%, 06/15/2026	1,069,631
	McDonald's Corp
1,000,000	3.35%, 04/01/2023	1,041,571
500,000	1.45%, 09/01/2025	507,436
140,000	3.70%, 01/30/2026	153,917
1,000,000	Nike Inc 2.85%, 03/27/2030	1,075,320
445,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	466,403
567,000	Starbucks Corp 3.50%, 03/01/2028	622,697

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 500,000	Target Corp 3.38%, 04/15/2029	$ 555,968
	Toyota Motor Credit Corp
2,270,000	0.50%, 08/14/2023	2,275,800
1,500,000	1.80%, 02/13/2025	1,540,704
140,000	1.90%, 04/06/2028	141,846
600,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	650,741
	Walmart Inc
2,500,000	1.50%, 09/22/2028	2,489,220
1,000,000	2.95%, 09/24/2049	1,063,185
		30,568,884
Consumer, Non-Cyclical — 4.53%
	Abbott Laboratories
500,000	2.95%, 03/15/2025	532,650
500,000	1.40%, 06/30/2030	480,304
	AbbVie Inc
140,000	2.30%, 11/21/2022	142,886
1,890,000	2.60%, 11/21/2024	1,986,825
500,000	4.50%, 05/14/2035	597,680
1,000,000	4.88%, 11/14/2048	1,282,803
140,000	4.25%, 11/21/2049	165,823
500,000	Aetna Inc 3.88%, 08/15/2047	554,515
500,000	AmerisourceBergen Corp 2.80%, 05/15/2030	518,422
	Amgen Inc
140,000	1.65%, 08/15/2028	137,668
2,671,000	2.00%, 01/15/2032	2,568,628
500,000	3.15%, 02/21/2040	504,705
6,994,000	2.80%, 08/15/2041	6,758,007
140,000	4.66%, 06/15/2051	176,639
640,000	3.00%, 01/15/2052	613,964
1,892,000	2.77%, 09/01/2053	1,750,572
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
1,000,000	3.65%, 02/01/2026	1,096,822
1,000,000	4.70%, 02/01/2036	1,208,441
640,000	4.90%, 02/01/2046	786,697
	Anheuser-Busch InBev Worldwide Inc
1,000,000	3.75%, 07/15/2042	1,078,380
2,476,000	5.55%, 01/23/2049	3,353,345
140,000	4.50%, 06/01/2050	167,121
	Anthem Inc
500,000	3.35%, 12/01/2024	536,014
1,000,000	2.25%, 05/15/2030	1,003,467
1,000,000	AstraZeneca PLC 1.38%, 08/06/2030	951,621
	Becton Dickinson and Co
500,000	3.70%, 06/06/2027	553,693
500,000	4.67%, 06/06/2047	624,255
1,500,000	Biogen Inc 4.05%, 09/15/2025	1,655,212
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	1,031,968
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Bristol-Myers Squibb Co
$ 500,000	1.45%, 11/13/2030	$ 479,411
1,000,000	4.13%, 06/15/2039	1,200,999
500,000	4.35%, 11/15/2047	627,331
500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	506,626
500,000	Campbell Soup Co 2.38%, 04/24/2030	503,333
	Cigna Corp
1,750,000	4.80%, 08/15/2038	2,141,742
140,000	4.90%, 12/15/2048	179,000
	Coca-Cola Co
1,000,000	2.00%, 03/05/2031	1,003,533
1,000,000	2.60%, 06/01/2050	955,618
750,000	Conagra Brands Inc 4.60%, 11/01/2025	842,913
500,000	Constellation Brands Inc 5.25%, 11/15/2048	654,923
	CVS Health Corp
500,000	2.63%, 08/15/2024	525,020
750,000	1.30%, 08/21/2027	738,273
140,000	2.13%, 09/15/2031	137,544
667,000	4.78%, 03/25/2038	817,837
2,000,000	2.70%, 08/21/2040	1,908,481
344,000	5.05%, 03/25/2048	442,798
1,660,255	CVS Pass Through Trust 6.04%, 12/10/2028	1,937,500
1,000,000	Eli Lilly & Co 2.25%, 05/15/2050	903,997
140,000	Equifax Inc 2.35%, 09/15/2031	137,821
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	1,038,575
1,000,000	General Mills Inc 4.20%, 04/17/2028	1,139,478
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027(c)	978,860
1,140,000	2.60%, 10/01/2040	1,085,346
500,000	GlaxoSmithKline Capital PLC 3.00%, 06/01/2024	530,164
500,000	Global Payments Inc 4.15%, 08/15/2049	561,317
	HCA Inc
2,000,000	4.13%, 06/15/2029	2,234,044
1,000,000	2.38%, 07/15/2031	982,779
140,000	3.50%, 07/15/2051	138,780
1,000,000	Health Care Service Corp A Mutual Legal Reserve Co(a) 3.20%, 06/01/2050	1,028,310
1,000,000	Hershey Co 1.70%, 06/01/2030	983,962
500,000	Humana Inc 3.95%, 03/15/2027	557,817
1,000,000	J M Smucker Co 2.13%, 03/15/2032	976,128
1,000,000	Johnson & Johnson 3.40%, 01/15/2038	1,123,084
500,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	580,463

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Kroger Co 2.20%, 05/01/2030	$ 1,004,697
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	1,101,361
1,000,000	Magellan Health Inc 4.90%, 09/22/2024	1,098,750
357,000	McCormick & Co Inc 3.25%, 11/15/2025	384,511
	Medtronic Inc
50,000	3.50%, 03/15/2025	54,258
72,000	4.63%, 03/15/2045	94,042
	Merck & Co Inc
1,000,000	3.40%, 03/07/2029	1,106,970
500,000	1.45%, 06/24/2030	482,942
500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	553,360
500,000	Mondelez International Inc 2.75%, 04/13/2030	523,165
500,000	Moody's Corp 3.25%, 01/15/2028	543,025
1,000,000	Novartis Capital Corp 2.20%, 08/14/2030	1,025,274
500,000	PayPal Holdings Inc 2.85%, 10/01/2029	533,701
	PepsiCo Inc
500,000	2.25%, 03/19/2025	521,707
1,000,000	3.45%, 10/06/2046	1,106,663
1,000,000	PerkinElmer Inc 2.25%, 09/15/2031	986,487
	Pfizer Inc
140,000	1.75%, 08/18/2031	136,821
500,000	4.00%, 12/15/2036	593,829
1,000,000	2.55%, 05/28/2040	993,231
	Procter & Gamble Co
140,000	2.45%, 11/03/2026	148,579
1,000,000	1.20%, 10/29/2030	951,301
1,000,000	Regeneron Pharmaceuticals Inc 1.75%, 09/15/2030	951,327
140,000	Royalty Pharma PLC 2.15%, 09/02/2031	134,811
1,000,000	Sysco Corp 3.25%, 07/15/2027	1,082,537
1,000,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	984,315
	Thermo Fisher Scientific Inc
500,000	4.13%, 03/25/2025	550,099
140,000	1.75%, 10/15/2028	139,520
1,140,000	2.00%, 10/15/2031	1,115,319
2,330,000	2.80%, 10/15/2041	2,324,065
	Unilever Capital Corp
1,000,000	3.50%, 03/22/2028	1,108,524
148,000	1.75%, 08/12/2031	144,268
140,000	2.63%, 08/12/2051	134,956
	UnitedHealth Group Inc
1,000,000	3.75%, 07/15/2025	1,101,480
500,000	3.50%, 08/15/2039	552,032
2,000,000	2.90%, 05/15/2050	2,005,396
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 500,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	$ 550,799
	Viatris Inc(a)
140,000	2.70%, 06/22/2030	141,526
1,000,000	3.85%, 06/22/2040	1,072,499
1,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	1,119,452
1,000,000	Zoetis Inc 2.00%, 05/15/2030	990,733
		93,551,266
Energy — 1.97%
	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc
500,000	3.34%, 12/15/2027	545,688
1,576,000	4.08%, 12/15/2047	1,778,609
	BP Capital Markets America Inc
140,000	3.63%, 04/06/2030	156,079
1,000,000	2.77%, 11/10/2050	922,650
1,000,000	3.00%, 03/17/2052	956,187
1,000,000	BP Capital Markets PLC 3.81%, 02/10/2024	1,073,199
1,000,000	Cenovus Energy Inc 4.00%, 04/15/2024	1,069,100
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	578,053
140,000	2.74%, 12/31/2039(a)	138,678
500,000	Chevron Corp 2.98%, 05/11/2040	516,867
1,000,000	Chevron USA Inc 3.85%, 01/15/2028	1,129,109
	Cimarex Energy Co
1,000,000	3.90%, 05/15/2027	1,094,120
50,000	4.38%, 03/15/2029	56,504
	ConocoPhillips Co
140,000	6.95%, 04/15/2029	187,033
438,000	5.90%, 10/15/2032	581,234
1,000,000	Diamondback Energy Inc 3.50%, 12/01/2029	1,069,437
1,140,000	Enbridge Inc 2.50%, 08/01/2033	1,144,416
1,000,000	Energy Transfer LP 5.15%, 03/15/2045	1,144,611
	Enterprise Products Operating LLC
1,000,000	2.80%, 01/31/2030(c)	1,044,813
664,000	4.85%, 08/15/2042	802,108
140,000	4.20%, 01/31/2050	157,716
200,000	EOG Resources Inc 2.63%, 03/15/2023	205,400
	Exxon Mobil Corp
500,000	2.99%, 03/19/2025	533,405
140,000	2.61%, 10/15/2030	146,555
140,000	3.00%, 08/16/2039	144,748
3,039,000	3.45%, 04/15/2051	3,231,758

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	Halliburton Co 5.00%, 11/15/2045	$ 599,055
	Kinder Morgan Energy Partners LP
1,000,000	3.45%, 02/15/2023	1,034,203
140,000	6.95%, 01/15/2038	198,415
500,000	4.70%, 11/01/2042	571,750
500,000	Kinder Morgan Inc(c) 2.00%, 02/15/2031	481,923
500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	599,572
	Marathon Petroleum Corp
140,000	4.70%, 05/01/2025	156,274
500,000	4.75%, 09/15/2044	584,800
	MPLX LP
1,000,000	4.25%, 12/01/2027	1,123,607
500,000	4.50%, 04/15/2038	558,169
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	607,458
140,000	NOV Inc 3.60%, 12/01/2029	147,190
140,000	ONEOK Partners LP 6.20%, 09/15/2043	181,409
	Phillips 66
140,000	2.15%, 12/15/2030	136,584
500,000	4.65%, 11/15/2034	596,148
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	1,067,290
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,116,497
	Shell International Finance BV
140,000	2.38%, 11/07/2029	145,428
1,000,000	2.75%, 04/06/2030	1,061,744
500,000	4.13%, 05/11/2035	589,790
140,000	6.38%, 12/15/2038	206,616
500,000	3.63%, 08/21/2042	555,721
140,000	4.38%, 05/11/2045	171,858
140,000	4.00%, 05/10/2046	164,764
140,000	3.25%, 04/06/2050(c)	148,927
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	1,083,538
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	707,162
140,000	3.75%, 03/04/2051	150,022
1,000,000	TotalEnergies Capital International SA(c) 2.83%, 01/10/2030	1,066,375
	TransCanada PipeLines Ltd
750,000	3.75%, 10/16/2023	791,362
140,000	4.88%, 05/15/2048	176,619
500,000	Valero Energy Corp 7.50%, 04/15/2032	693,884
	Williams Cos Inc
1,000,000	3.75%, 06/15/2027	1,101,156
140,000	2.60%, 03/15/2031	141,890
Principal Amount		Fair Value
Energy — (continued)
$ 1,336,000	5.10%, 09/15/2045	$ 1,654,077
		40,779,354
Financial — 8.52%
1,000,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 3.88%, 01/23/2028	1,073,617
	Air Lease Corp
500,000	2.88%, 01/15/2026(c)	522,448
5,231,000	1.88%, 08/15/2026	5,212,735
260,869	ALEX Alpha LLC 1.62%, 08/15/2024	264,553
	Alexandria Real Estate Equities Inc REIT
500,000	1.88%, 02/01/2033	470,482
500,000	3.00%, 05/18/2051	486,449
500,000	American Express Co 8.15%, 03/19/2038	788,140
1,140,000	American International Group Inc 3.40%, 06/30/2030	1,243,957
	American Tower Corp REIT
1,500,000	3.80%, 08/15/2029	1,663,346
1,000,000	2.30%, 09/15/2031	986,079
	Aon Corp / Aon Global Holdings PLC
140,000	2.05%, 08/23/2031	136,274
640,000	2.90%, 08/23/2051	616,824
1,826,000	Ares Capital Corp 2.88%, 06/15/2028	1,849,772
	Athene Global Funding(a)
1,000,000	1.73%, 10/02/2026	999,453
1,000,000	2.95%, 11/12/2026	1,066,223
825,000	2.45%, 08/20/2027(c)	851,161
476,000	AvalonBay Communities Inc REIT 2.95%, 05/11/2026	509,447
	Banco Santander SA
1,000,000	3.85%, 04/12/2023	1,050,137
140,000	2.96%, 03/25/2031	144,029
	Bank of America Corp
1,000,000	3.30%, 01/11/2023	1,037,777
880,000	3.00%, 12/20/2023	906,902
140,000	3.55%, 03/05/2024	145,942
1,000,000	3.46%, 03/15/2025	1,063,912
1,000,000	3.95%, 04/21/2025	1,089,762
140,000	1.73%, 07/22/2027	140,576
2,000,000	2.50%, 02/13/2031	2,023,980
140,000	2.30%, 07/21/2032	138,001
1,000,000	2.48%, 09/21/2036	980,211
500,000	6.11%, 01/29/2037	674,124
1,000,000	4.08%, 04/23/2040	1,151,259
2,000,000	2.68%, 06/19/2041	1,930,836
1,000,000	5.88%, 02/07/2042	1,424,499
140,000	2.97%, 07/21/2052	137,051
1,000,000	Bank of Montreal 1.25%, 09/15/2026	992,511

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Bank of New York Mellon Corp 1.80%, 07/28/2031	$ 977,458
	Bank of Nova Scotia
1,150,000	3.40%, 02/11/2024	1,222,193
140,000	0.65%, 07/31/2024	139,762
2,000,000	Barclays PLC 3.65%, 03/16/2025	2,149,109
	Berkshire Hathaway Finance Corp
140,000	1.45%, 10/15/2030	134,965
140,000	4.25%, 01/15/2049	170,675
1,000,000	2.85%, 10/15/2050	985,470
	BlackRock Inc
1,000,000	3.20%, 03/15/2027	1,095,521
1,000,000	3.25%, 04/30/2029	1,097,939
1,000,000	BNP Paribas SA(a) 2.16%, 09/15/2029	991,638
500,000	Boston Properties LP REIT 3.20%, 01/15/2025	530,872
500,000	Brixmor Operating Partnership LP REIT 3.85%, 02/01/2025	540,500
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	1,055,414
1,000,000	Canadian Imperial Bank of Commerce 2.25%, 01/28/2025	1,038,755
1,000,000	Capital One Financial Corp 3.30%, 10/30/2024	1,072,833
1,000,000	Charles Schwab Corp 0.90%, 03/11/2026	991,171
	Citigroup Inc
2,000,000	3.40%, 05/01/2026	2,177,248
2,250,000	4.45%, 09/29/2027	2,558,675
1,000,000	3.52%, 10/27/2028	1,087,381
1,000,000	Cooperatieve Rabobank UA(a) 1.11%, 02/24/2027	985,739
	Credit Suisse AG
500,000	3.63%, 09/09/2024	538,912
1,000,000	3.75%, 03/26/2025	1,078,457
2,404,000	1.25%, 08/07/2026	2,369,853
1,000,000	Crown Castle International Corp REIT 2.25%, 01/15/2031	977,265
1,000,000	Equinix Inc REIT 3.20%, 11/18/2029	1,060,935
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	934,629
1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	974,873
1,000,000	Extra Space Storage LP REIT 2.35%, 03/15/2032	976,900
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	994,627
	GE Capital International Funding Co Unlimited Co
1,000,000	3.37%, 11/15/2025	1,083,866
Principal Amount		Fair Value
Financial — (continued)
$ 140,000	4.42%, 11/15/2035	$ 168,007
	Goldman Sachs Group Inc
1,000,000	3.50%, 11/16/2026	1,080,619
1,000,000	1.09%, 12/09/2026	985,423
1,000,000	1.43%, 03/09/2027	997,250
140,000	1.54%, 09/10/2027	139,440
1,500,000	3.80%, 03/15/2030	1,669,811
3,650,000	2.38%, 07/21/2032	3,613,935
1,000,000	6.25%, 02/01/2041	1,457,590
140,000	Golub Capital BDC Inc 2.50%, 08/24/2026	140,879
500,000	Healthcare Trust of America Holdings LP REIT 3.75%, 07/01/2027	552,905
	HSBC Holdings PLC
1,000,000	4.25%, 03/14/2024	1,074,333
6,994,000	0.73%, 08/17/2024	6,998,686
1,500,000	3.90%, 05/25/2026	1,652,180
140,000	1.59%, 05/24/2027	139,057
2,196,000	2.21%, 08/17/2029	2,178,124
750,000	6.50%, 09/15/2037	1,039,800
1,000,000	Hudson Pacific Properties LP REIT 3.95%, 11/01/2027	1,093,848
1,000,000	Huntington Bancshares Inc(a) 2.49%, 08/15/2036	984,652
1,000,000	ING Groep NV(a) 1.40%, 07/01/2026	1,002,548
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	1,081,944
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,098,120
	JPMorgan Chase & Co
140,000	1.51%, 06/01/2024	142,331
2,600,000	3.88%, 09/10/2024	2,826,927
821,000	0.97%, 06/23/2025	822,007
140,000	3.90%, 07/15/2025	153,085
6,994,000	0.77%, 08/09/2025	6,965,579
140,000	3.30%, 04/01/2026	151,790
1,420,000	2.08%, 04/22/2026	1,460,557
140,000	1.58%, 04/22/2027	140,284
2,000,000	3.63%, 12/01/2027	2,184,598
140,000	2.74%, 10/15/2030	144,987
1,000,000	2.96%, 05/13/2031	1,040,358
140,000	1.95%, 02/04/2032	135,061
1,000,000	3.88%, 07/24/2038	1,151,041
1,000,000	5.50%, 10/15/2040	1,369,168
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	986,204
1,000,000	Kimco Realty Corp REIT 2.25%, 12/01/2031	976,900
1,000,000	Korea Development Bank 0.50%, 10/27/2023	999,230
	Kreditanstalt fuer Wiederaufbau
3,000,000	0.63%, 01/22/2026	2,962,719
1,000,000	0.75%, 09/30/2030(c)	936,000

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Landwirtschaftliche Rentenbank 0.50%, 05/27/2025	$ 991,134
140,000	Lexington Realty Trust REIT 2.38%, 10/01/2031	135,744
	Life Storage LP REIT
1,000,000	4.00%, 06/15/2029	1,120,199
1,000,000	2.40%, 10/15/2031	990,300
1,500,000	Lloyds Banking Group PLC 3.75%, 01/11/2027	1,649,460
500,000	Marsh & McLennan Cos Inc 4.38%, 03/15/2029	580,573
500,000	Mastercard Inc 3.30%, 03/26/2027	549,664
1,000,000	Metropolitan Life Global Funding I(a) 0.95%, 07/02/2025	988,202
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	724,506
	Mitsubishi UFJ Financial Group Inc
1,000,000	3.46%, 03/02/2023	1,043,180
4,665,000	1.54%, 07/20/2027	4,660,438
	Mizuho Financial Group Inc
1,000,000	1.98%, 09/08/2031	965,305
1,000,000	2.56%, 09/13/2031	985,903
	Morgan Stanley
140,000	3.88%, 04/29/2024	151,054
1,000,000	2.19%, 04/28/2026	1,032,504
574,000	3.13%, 07/27/2026	617,786
1,500,000	4.35%, 09/08/2026	1,693,064
140,000	1.51%, 07/20/2027	139,334
1,500,000	1.79%, 02/13/2032	1,428,584
1,140,000	2.24%, 07/21/2032	1,120,377
1,000,000	2.48%, 09/16/2036	978,727
1,000,000	National Australia Bank Ltd(a) 2.99%, 05/21/2031	1,011,960
1,500,000	NatWest Group PLC 3.88%, 09/12/2023	1,590,362
1,000,000	Oesterreichische Kontrollbank AG 0.38%, 09/17/2025	982,236
1,000,000	PNC Financial Services Group Inc 2.31%, 04/23/2032	1,016,967
500,000	Protective Life Corp 8.45%, 10/15/2039	804,705
1,000,000	Prudential Financial Inc 3.00%, 03/10/2040	1,028,631
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	556,647
500,000	Realty Income Corp REIT 3.65%, 01/15/2028	553,823
	Royal Bank of Canada
140,000	0.65%, 07/29/2024	139,703
1,000,000	1.15%, 06/10/2025	1,001,902
1,000,000	Santander UK Group Holdings PLC 1.67%, 06/14/2027	995,740
Principal Amount		Fair Value
Financial — (continued)
	Simon Property Group LP REIT
$ 500,000	1.75%, 02/01/2028	$ 496,249
1,000,000	2.45%, 09/13/2029	1,021,570
140,000	3.25%, 09/13/2049	141,376
1,000,000	State Street Corp 2.20%, 03/03/2031	998,741
1,000,000	Sumitomo Mitsui Financial Group Inc 1.47%, 07/08/2025	1,008,050
1,000,000	Sumitomo Mitsui Trust Bank Ltd(a) 0.85%, 03/25/2024	1,002,427
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	1,001,856
250,000	Susa Partnership LP 7.50%, 12/01/2027	323,372
1,000,000	Svenska Handelsbanken AB(a) 0.63%, 06/30/2023	1,004,797
1,000,000	Toronto-Dominion Bank 3.25%, 03/11/2024	1,062,608
500,000	Travelers Cos Inc 6.25%, 06/15/2037	725,924
1,000,000	Truist Bank 3.20%, 04/01/2024	1,062,164
1,000,000	Truist Financial Corp 1.95%, 06/05/2030	1,000,865
1,000,000	Unum Group 4.13%, 06/15/2051	1,012,285
1,000,000	US Bancorp 3.10%, 04/27/2026	1,079,546
500,000	Ventas Realty LP REIT 3.25%, 10/15/2026	534,648
500,000	VEREIT Operating Partnership LP REIT 3.95%, 08/15/2027	560,467
1,000,000	Visa Inc 3.15%, 12/14/2025	1,084,376
	Wells Fargo & Co
140,000	3.00%, 02/19/2025	148,593
1,500,000	3.55%, 09/29/2025	1,634,117
2,500,000	3.00%, 04/22/2026	2,682,227
750,000	4.30%, 07/22/2027	852,141
1,000,000	4.40%, 06/14/2046	1,188,487
500,000	Welltower Inc REIT 4.00%, 06/01/2025	546,897
140,000	Western Union Co 1.35%, 03/15/2026	138,094
1,000,000	Westpac Banking Corp 2.89%, 02/04/2030	1,035,434
		176,040,106
Industrial — 2.40%
	3M Co
500,000	2.00%, 02/14/2025	517,291
500,000	4.00%, 09/14/2048	598,891
500,000	Agilent Technologies Inc 2.30%, 03/12/2031	500,509

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	$ 1,060,555
	Boeing Co
252,000	4.88%, 05/01/2025	280,454
140,000	2.75%, 02/01/2026	145,829
140,000	2.20%, 02/04/2026	141,032
2,000,000	2.95%, 02/01/2030	2,039,205
1,000,000	5.71%, 05/01/2040	1,270,756
140,000	5.93%, 05/01/2060	191,251
122,187	Burlington Northern and Santa Fe Railway Co Pass Through Trust Series 2005-4 4.97%, 04/01/2023	126,585
500,000	Burlington Northern Santa Fe LLC 5.15%, 09/01/2043	675,406
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	1,054,017
500,000	Carrier Global Corp 3.38%, 04/05/2040	524,630
	Caterpillar Financial Services Corp
50,000	0.65%, 07/07/2023	50,305
1,000,000	2.15%, 11/08/2024	1,044,716
500,000	Caterpillar Inc 5.20%, 05/27/2041	685,536
	CSX Corp
250,000	4.25%, 03/15/2029	287,386
750,000	4.75%, 05/30/2042	945,480
	FedEx Corp
1,000,000	4.10%, 02/01/2045	1,109,498
140,000	5.25%, 05/15/2050	184,873
500,000	General Dynamics Corp 4.25%, 04/01/2040	609,411
1,000,000	General Electric Co 3.45%, 05/01/2027	1,096,753
500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	723,785
	Honeywell International Inc
6,651,000	1.10%, 03/01/2027	6,599,626
500,000	2.70%, 08/15/2029	530,969
1,000,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	1,107,151
1,000,000	John Deere Capital Corp 1.75%, 03/09/2027	1,023,048
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	1,067,024
500,000	Lockheed Martin Corp 4.09%, 09/15/2052	611,857
1,140,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	1,137,407
1,000,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	1,050,522
1,000,000	Norfolk Southern Corp 3.05%, 05/15/2050	996,768
1,000,000	Northrop Grumman Corp 3.25%, 01/15/2028	1,081,896
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Otis Worldwide Corp(c) 2.29%, 04/05/2027	$ 1,038,807
	Packaging Corp of America
500,000	4.50%, 11/01/2023	535,259
1,000,000	3.05%, 10/01/2051	986,043
500,000	Parker-Hannifin Corp 4.20%, 11/21/2034	575,545
	Raytheon Technologies Corp
500,000	3.20%, 03/15/2024	529,848
140,000	1.90%, 09/01/2031(c)	135,847
1,000,000	3.75%, 11/01/2046	1,110,253
500,000	4.35%, 04/15/2047	600,643
140,000	2.82%, 09/01/2051	132,693
	Rockwell Automation Inc
500,000	2.88%, 03/01/2025	528,671
1,140,000	1.75%, 08/15/2031	1,111,515
500,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	632,363
1,000,000	Stanley Black & Decker Inc 2.30%, 03/15/2030	1,026,212
1,000,000	Textron Inc 3.90%, 09/17/2029	1,108,229
	Union Pacific Corp
1,250,000	2.15%, 02/05/2027	1,294,825
500,000	3.60%, 09/15/2037	556,784
500,000	3.80%, 10/01/2051	577,480
1,000,000	2.95%, 03/10/2052	994,107
	Union Pacific Railroad Co Pass Through Trust
	Series 2006-1
406,238	5.87%, 07/02/2030	469,190
	Series 2007-3
188,903	6.18%, 01/02/2031	223,573
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	530,987
1,000,000	3.05%, 11/15/2027	1,098,825
500,000	Vulcan Materials Co 3.90%, 04/01/2027	559,539
1,000,000	Waste Connections Inc 2.20%, 01/15/2032	985,835
1,000,000	Waste Management Inc 1.50%, 03/15/2031	939,531
250,000	WRKCo Inc 3.90%, 06/01/2028	278,864
		49,631,890
Technology — 2.19%
1,000,000	Activision Blizzard Inc 1.35%, 09/15/2030	926,797
500,000	Adobe Inc 2.30%, 02/01/2030	517,176
1,000,000	Analog Devices Inc 1.70%, 10/01/2028	1,002,117
	Apple Inc
1,000,000	2.75%, 01/13/2025	1,059,123
140,000	2.90%, 09/12/2027	151,809
1,500,000	3.00%, 11/13/2027	1,631,150

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	1.20%, 02/08/2028	$ 979,679
763,000	1.40%, 08/05/2028	750,714
140,000	1.70%, 08/05/2031	136,238
500,000	3.85%, 05/04/2043	584,171
1,000,000	2.40%, 08/20/2050	916,993
1,140,000	2.70%, 08/05/2051	1,099,252
1,000,000	Applied Materials Inc 1.75%, 06/01/2030	984,548
	Broadcom Inc
1,000,000	4.15%, 11/15/2030	1,107,973
2,000,000	3.42%, 04/15/2033(a)	2,070,343
140,000	3.50%, 02/15/2041(a)	138,332
	Dell International LLC / EMC Corp
1,500,000	4.00%, 07/15/2024	1,622,697
140,000	8.10%, 07/15/2036	212,292
140,000	8.35%, 07/15/2046	227,060
500,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	506,425
	Fiserv Inc
140,000	2.25%, 06/01/2027	144,403
1,000,000	4.20%, 10/01/2028(c)	1,138,271
500,000	Hewlett Packard Enterprise Co 1.45%, 04/01/2024	508,024
4,118,000	HP Inc(a) 2.65%, 06/17/2031	4,077,210
	Intel Corp
1,000,000	3.40%, 03/25/2025	1,080,685
140,000	1.60%, 08/12/2028	139,498
140,000	2.00%, 08/12/2031	139,237
1,140,000	2.80%, 08/12/2041	1,136,467
500,000	4.10%, 05/19/2046	585,685
140,000	3.05%, 08/12/2051	139,077
	International Business Machines Corp
1,000,000	3.00%, 05/15/2024	1,060,782
500,000	4.00%, 06/20/2042	577,075
	Microsoft Corp
190,000	2.40%, 08/08/2026	201,833
953,000	3.45%, 08/08/2036	1,090,542
1,547,000	2.92%, 03/17/2052	1,599,285
140,000	NVIDIA Corp 1.55%, 06/15/2028	139,429
	Oracle Corp
1,000,000	3.40%, 07/08/2024	1,067,731
800,000	2.50%, 04/01/2025	836,899
1,500,000	3.85%, 07/15/2036	1,629,651
140,000	6.13%, 07/08/2039	189,512
2,000,000	3.65%, 03/25/2041	2,068,478
140,000	4.00%, 07/15/2046	148,313
140,000	3.60%, 04/01/2050	140,168
140,000	3.95%, 03/25/2051	147,647
4,121,000	Qorvo Inc 4.38%, 10/15/2029	4,491,890
500,000	QUALCOMM Inc 3.25%, 05/20/2050	535,410
Principal Amount		Fair Value
Technology — (continued)
$ 350,000	Roper Technologies Inc 1.00%, 09/15/2025	$ 348,130
1,140,000	salesforce.com Inc 2.70%, 07/15/2041	1,136,625
1,000,000	Texas Instruments Inc 1.75%, 05/04/2030	989,734
	VMware Inc
140,000	1.40%, 08/15/2026	139,370
1,000,000	2.20%, 08/15/2031	977,769
		45,229,719
Utilities — 2.18%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	978,722
1,140,000	AEP Transmission Co LLC 2.75%, 08/15/2051	1,086,768
1,000,000	American Water Capital Corp 3.75%, 09/01/2047	1,121,104
	Appalachian Power Co
140,000	7.00%, 04/01/2038	206,705
1,000,000	3.70%, 05/01/2050	1,088,447
140,000	Atmos Energy Corp 5.50%, 06/15/2041	186,834
140,000	Avangrid Inc 3.80%, 06/01/2029	155,883
1,000,000	Baltimore Gas & Electric Co 4.25%, 09/15/2048	1,220,449
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	563,357
140,000	5.95%, 05/15/2037	190,660
140,000	5.15%, 11/15/2043	182,608
2,191,000	2.85%, 05/15/2051	2,094,090
1,000,000	Black Hills Corp 3.88%, 10/15/2049	1,072,062
500,000	Boston Gas Co(a) 3.15%, 08/01/2027	532,366
1,000,000	CenterPoint Energy Houston Electric LLC 2.35%, 04/01/2031	1,019,644
1,000,000	Consolidated Edison Co of New York Inc 3.13%, 11/15/2027	1,076,340
	Dominion Energy Inc
140,000	3.90%, 10/01/2025	153,035
500,000	3.38%, 04/01/2030	541,618
140,000	2.25%, 08/15/2031	139,559
140,000	4.70%, 12/01/2044	173,676
1,000,000	DTE Electric Co 3.75%, 08/15/2047	1,149,374
1,000,000	Duke Energy Carolinas LLC 2.45%, 02/01/2030	1,024,221
	Duke Energy Corp
4,454,000	2.55%, 06/15/2031	4,512,878
140,000	4.80%, 12/15/2045	173,554
390,000	3.75%, 09/01/2046	416,452
140,000	3.50%, 06/15/2051	144,159
	Duke Energy Florida LLC
1,000,000	1.75%, 06/15/2030	969,674

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 500,000	5.65%, 04/01/2040	$ 690,188
526,000	Duke Energy Progress LLC 2.00%, 08/15/2031	516,873
606,531	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	656,194
	Entergy Corp
1,000,000	0.90%, 09/15/2025	983,304
140,000	2.80%, 06/15/2030	144,402
	Entergy Louisiana LLC
500,000	3.30%, 12/01/2022	512,699
1,000,000	0.95%, 10/01/2024	1,000,250
1,000,000	Eversource Energy 3.45%, 01/15/2050	1,047,616
1,000,000	Exelon Generation Co LLC 3.25%, 06/01/2025	1,066,468
	Florida Power & Light Co
140,000	5.96%, 04/01/2039	200,703
140,000	5.25%, 02/01/2041	189,332
140,000	4.05%, 10/01/2044	167,915
500,000	3.15%, 10/01/2049	529,428
1,000,000	Georgia Power Co 3.25%, 03/15/2051	1,006,597
140,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	157,042
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	665,640
140,000	Kentucky Utilities Co 5.13%, 11/01/2040	180,027
500,000	Louisville Gas and Electric Co 5.13%, 11/15/2040	635,705
140,000	MidAmerican Energy Co 2.70%, 08/01/2052	134,487
1,000,000	NextEra Energy Capital Holdings Inc 2.75%, 05/01/2025	1,054,654
1,000,000	NiSource Inc 2.95%, 09/01/2029	1,045,019
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,181,288
500,000	PacifiCorp 4.15%, 02/15/2050	594,340
140,000	Piedmont Natural Gas Co Inc 4.65%, 08/01/2043	169,103
140,000	Progress Energy Inc 7.75%, 03/01/2031	197,127
1,000,000	Public Service Electric & Gas Co 4.05%, 05/01/2045	1,161,360
	Public Service Enterprise Group Inc
1,000,000	2.88%, 06/15/2024	1,053,211
140,000	1.60%, 08/15/2030	132,470
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	968,763
1,000,000	Southern California Edison Co 3.40%, 06/01/2023	1,044,010
Principal Amount		Fair Value
Utilities — (continued)
	Southern Co
$ 500,000	3.70%, 04/30/2030	$ 548,990
500,000	4.40%, 07/01/2046	587,875
94,000	Tucson Electric Power Co 3.05%, 03/15/2025	99,654
500,000	Union Electric Co 8.45%, 03/15/2039	847,935
500,000	Virginia Electric & Power Co 3.80%, 09/15/2047	564,218
1,000,000	WEC Energy Group Inc 0.80%, 03/15/2024	1,003,087
140,000	Xcel Energy Inc 2.60%, 12/01/2029	144,741
		45,056,954
TOTAL CORPORATE BONDS AND NOTES — 26.56% (Cost $533,164,583)		$548,822,796
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	African Development Bank 2.13%, 11/16/2022	1,021,706
	Asian Development Bank
1,500,000	2.63%, 01/30/2024	1,576,075
1,500,000	5.82%, 06/16/2028	1,935,945
1,000,000	Asian Infrastructure Investment Bank(a)(b) 0.27%, 04/15/2026 1-yr. SOFR + 0.22%	1,001,830
500,000	Canada Government International Bond 0.75%, 05/19/2026	495,202
	Chile Government International Bond
2,000,000	3.50%, 01/25/2050	1,997,000
500,000	3.25%, 09/21/2071	451,680
1,500,000	Council Of Europe Development Bank 0.88%, 09/22/2026	1,484,984
1,000,000	European Bank for Reconstruction & Development(c) 0.50%, 11/25/2025	984,135
	European Investment Bank
2,500,000	2.63%, 03/15/2024	2,631,507
2,000,000	0.63%, 07/25/2025	1,988,420
1,000,000	Export Development Canada 2.63%, 02/21/2024	1,050,530
1,000,000	Export-Import Bank of Korea(c) 2.63%, 05/26/2026	1,063,138
	Hungary Government International Bond(a)
1,000,000	2.13%, 09/22/2031(c)	984,562
1,000,000	3.13%, 09/21/2051	980,858
1,000,000	Indonesia Government International Bond 3.50%, 01/11/2028	1,084,075

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Inter-American Development Bank
$ 1,500,000	0.50%, 09/23/2024	$ 1,495,794
1,000,000	0.63%, 07/15/2025	994,181
1,500,000	0.88%, 04/20/2026(c)	1,494,146
1,000,000	1.13%, 07/20/2028	983,898
	International Bank for Reconstruction & Development
1,500,000	7.63%, 01/19/2023(c)	1,643,259
1,000,000	0.63%, 04/22/2025	996,637
1,000,000	0.75%, 11/24/2027(c)	970,413
500,000	1.38%, 04/20/2028	502,002
16,300,000	1.13%, 09/13/2028	15,996,404
500,000	0.75%, 08/26/2030	467,916
1,000,000	1.25%, 02/10/2031	974,482
400,000	International Finance Corp 0.38%, 07/16/2025	394,077
1,000,000	Israel Government International Bond 3.25%, 01/17/2028	1,096,460
4,000,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	4,197,874
	Mexico Government International Bond
1,000,000	4.75%, 04/27/2032(c)	1,124,770
1,750,000	4.60%, 01/23/2046	1,813,472
1,000,000	3.77%, 05/24/2061	886,710
1,000,000	Nordic Investment Bank(c) 0.50%, 01/21/2026	979,103
2,000,000	Panama Government International Bond 3.16%, 01/23/2030	2,058,920
1,000,000	Panama Notas del Tesoro 3.75%, 04/17/2026	1,073,000
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	1,008,100
1,000,000	3.55%, 03/10/2051(c)	992,790
	Philippine Government International Bond
500,000	5.50%, 03/30/2026	586,234
1,000,000	3.00%, 02/01/2028	1,066,703
500,000	2.95%, 05/05/2045	475,088
1,000,000	Province of Alberta Canada(a)(c) 2.05%, 08/17/2026	1,042,400
1,000,000	Province of British Columbia Canada(c) 1.30%, 01/29/2031	966,928
2,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	2,091,191
	Province of Ontario Canada
1,000,000	0.63%, 01/21/2026	984,158
1,000,000	2.00%, 10/02/2029(c)	1,027,638
1,000,000	1.13%, 10/07/2030	947,841
	Province of Quebec Canada
1,000,000	2.75%, 04/12/2027	1,079,599
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 500,000	1.35%, 05/28/2030	$ 486,538
	Republic of Italy Government International Bond
500,000	2.38%, 10/17/2024	518,723
500,000	1.25%, 02/17/2026	492,289
1,500,000	Republic of Poland Government International Bond 3.25%, 04/06/2026	1,644,150
1,000,000	Svensk Exportkredit AB 0.63%, 05/14/2025	993,272
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	578,115
500,000	4.98%, 04/20/2055	625,490
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.80% (Cost $77,981,786)		$78,482,412
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.09%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	546,766
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	332,433
	Benchmark Mortgage Trust
	Series 2018-B3 Class AAB
328,000	3.97%, 04/10/2051	362,315
	Series 2019-B14 Class A1
1,849,439	2.07%, 12/15/2062	1,891,128
	Series 2020-IG1 Class A3
322,000	2.69%, 09/15/2043	335,841
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	1,090,766
3,500,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	3,816,267
	COMM Mortgage Trust
	Series 2013-CR8 Class A4
95,511	3.33%, 06/10/2046	97,264
	Series 2018-COR3 Class A3
238,000	4.23%, 05/10/2051	270,766

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,000,000	GS Mortgage Securities Trust Series 2019-GC42 Class A4 3.00%, 09/01/2052	$ 1,071,470
	JPMBB Commercial Mortgage Securities Trust
	Series 2014-C18 Class A5
304,000	4.08%, 02/15/2047	324,331
	Series 2014-C19 Class A4
2,500,000	4.00%, 04/15/2047	2,663,865
1,650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	1,876,557
550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	605,641
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	4,267,403
	Series 2016-BNK1 Class ASB
491,294	2.51%, 08/15/2049	508,804
	Series 2020-C55 Class A5
2,000,000	2.73%, 02/15/2053	2,094,804
458,251	WFRBS Commercial Mortgage Trust Series 2014-C21 Class A4 3.41%, 08/15/2047	480,457
		22,636,878
U.S. Government Agency — 28.25%
	Federal Home Loan Mortgage Corp
206,133	4.00%, 05/01/2026	218,540
182,798	3.00%, 01/01/2027	192,596
4,394	7.50%, 05/01/2027	4,874
480,775	2.50%, 11/01/2028	503,553
949,601	3.00%, 02/01/2029	1,007,827
9,976	6.50%, 04/01/2029	11,208
1,026,184	2.50%, 02/01/2030	1,077,854
1,404	7.50%, 08/01/2030	1,637
1,978,304	2.50%, 12/01/2031	2,071,497
355,080	2.50%, 02/01/2032	373,082
229,464	3.50%, 04/01/2032	245,950
43,529	6.50%, 11/01/2032	48,908
477,098	2.50%, 12/01/2032	499,158
373,088	3.00%, 04/01/2033	394,591
204,737	3.50%, 05/01/2033	219,340
272,272	3.50%, 06/01/2033	294,836
477,574	4.00%, 07/01/2033	513,656
247,089	3.50%, 03/01/2034	264,445
386,767	4.00%, 06/01/2034	423,928
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 399,125	3.50%, 09/01/2034	$ 427,196
493,230	2.00%, 10/01/2034	508,382
221,729	2.50%, 02/01/2035	231,335
380,773	2.50%, 03/01/2035	397,881
1,780,221	2.00%, 07/01/2035	1,837,163
560,206	3.00%, 07/01/2035	590,549
586,504	2.00%, 10/01/2035	604,522
2,051,400	1.50%, 12/01/2035	2,073,564
213,614	2.00%, 12/01/2035	220,176
349,897	2.00%, 01/01/2036	360,646
648,132	2.00%, 03/01/2036	668,043
13,710	6.00%, 03/01/2036	16,069
11,232	6.00%, 04/01/2036	13,176
1,248,121	1.50%, 05/01/2036	1,261,343
1,330,029	2.00%, 05/01/2036	1,370,888
55,794	5.00%, 06/01/2036	63,647
561,550	1.50%, 07/01/2036	567,499
876,348	2.00%, 07/01/2036	903,269
295,893	1.00%, 08/01/2036	299,028
1,043,702	1.50%, 09/01/2036	1,054,759
744,127	2.00%, 09/01/2036	766,987
922,479	3.00%, 09/01/2036	978,220
3,120,000	2.00%, 10/01/2036	3,215,847
13,571	5.50%, 11/01/2037	15,289
11,119	5.50%, 12/01/2037	12,434
177,562	3.50%, 10/01/2038	188,598
102,296	5.00%, 12/01/2039	117,053
244,387	5.00%, 02/01/2040	279,642
188,138	5.00%, 05/01/2040	215,261
338,017	2.50%, 07/01/2040	349,594
375,910	2.00%, 08/01/2040	379,048
432,589	2.50%, 08/01/2040	446,414
105,974	5.00%, 08/01/2040	120,774
464,443	1.50%, 11/01/2040	458,736
635,377	2.00%, 12/01/2040	644,213
922,166	4.00%, 02/01/2041	1,020,196
926,890	2.00%, 03/01/2041	939,797
146,436	4.00%, 04/01/2041	161,228
292,339	1.50%, 05/01/2041	288,744
442,868	2.50%, 07/01/2041	458,716
619,014	2.00%, 08/01/2041	627,926
2,013,000	2.00%, 10/01/2041	2,048,507
431,660	3.50%, 11/01/2042	468,919
388,229	3.50%, 05/01/2043	422,921
617,729	4.00%, 11/01/2043	684,050
1,183,703	3.50%, 11/01/2044	1,293,148
1,493,750	3.00%, 04/01/2045	1,580,618
949,249	3.00%, 08/01/2045	1,017,336
548,210	3.50%, 10/01/2045	589,428
413,654	3.50%, 04/01/2046	443,911
3,513,548	3.00%, 02/01/2047	3,743,779
609,430	2.50%, 03/01/2047	632,442
752,044	3.50%, 11/01/2047	800,154
820,121	4.00%, 11/01/2047	882,504
615,119	4.00%, 03/01/2048	661,932
1,437,381	3.50%, 08/01/2048	1,564,351
339,806	4.00%, 08/01/2048	368,246
329,043	4.50%, 08/01/2048	356,029

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 262,567	4.00%, 09/01/2048	$ 281,268
4,343,902	4.00%, 11/01/2048	4,662,234
135,331	4.00%, 01/01/2049	144,927
1,957,777	3.50%, 05/01/2049	2,119,905
5,367,447	3.50%, 06/01/2049	5,674,468
470,569	4.50%, 08/01/2049	520,910
176,756	5.00%, 08/01/2049	194,680
470,623	3.00%, 09/01/2049	496,879
808,585	4.00%, 09/01/2049	865,155
1,011,646	2.50%, 10/01/2049	1,043,976
491,850	3.00%, 10/01/2049	519,500
878,098	3.50%, 10/01/2049	927,572
319,080	4.00%, 10/01/2049	341,474
1,576,913	4.50%, 11/01/2049	1,724,001
2,840,162	3.50%, 12/01/2049	3,053,101
2,204,721	3.00%, 02/01/2050	2,324,725
2,000,236	4.00%, 02/01/2050	2,156,494
199,930	3.00%, 03/01/2050	212,404
376,476	5.00%, 03/01/2050	413,342
510,336	3.00%, 04/01/2050	534,838
880,274	3.50%, 04/01/2050	945,734
2,197,982	2.50%, 05/01/2050	2,268,226
1,050,673	4.00%, 05/01/2050	1,158,162
2,820,550	2.50%, 07/01/2050	2,910,690
187,684	4.00%, 07/01/2050	201,195
1,406,335	4.50%, 07/01/2050	1,516,777
1,567,221	2.00%, 08/01/2050	1,572,616
4,532,626	3.00%, 08/01/2050	4,747,616
7,005,835	2.00%, 09/01/2050	7,029,951
3,878,217	2.50%, 09/01/2050	4,002,158
976,454	3.00%, 09/01/2050	1,021,240
328,445	3.50%, 09/01/2050	347,269
184,884	4.00%, 09/01/2050	198,020
1,295,049	2.50%, 10/01/2050	1,336,436
8,323,955	2.00%, 11/01/2050	8,352,607
2,211,107	1.50%, 12/01/2050	2,149,708
759,077	3.00%, 12/01/2050	797,589
6,395,029	2.00%, 01/01/2051	6,417,042
733,392	2.50%, 01/01/2051	756,830
3,029,587	1.50%, 03/01/2051	2,945,460
8,022,764	2.00%, 03/01/2051	8,050,379
972,375	1.50%, 04/01/2051	945,374
713,762	2.50%, 04/01/2051	736,868
2,679,734	2.00%, 05/01/2051	2,688,958
4,605,012	2.50%, 05/01/2051	4,752,181
1,172,861	1.50%, 06/01/2051	1,140,292
2,068,887	3.50%, 06/01/2051	2,200,452
2,230,490	2.00%, 08/01/2051	2,238,168
1,780,321	2.50%, 08/01/2051	1,837,218
5,878,036	2.50%, 09/01/2051	6,081,938
1,951,973	1.50%, 10/01/2051	1,897,769
11,300,000	2.00%, 10/01/2051	11,330,850
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,900,000	2.50%, 10/01/2051	$ 5,056,596
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	1,081,654
	Series K061 Class A2
1,882,000	3.35%, 11/25/2026(d)	2,074,908
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,211,749
	Series K077 Class A2
1,750,000	3.85%, 05/25/2028(d)	2,006,053
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,720,987
	Series K098 Class A2
1,000,000	2.43%, 08/25/2029	1,063,005
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	2,169,063
	Series K104 Class A2
300,000	2.25%, 02/25/2052	314,932
	Series K127 Class A2
500,000	2.11%, 01/25/2031	519,601
	Series K729 Class AM
1,500,000	3.20%, 11/25/2024	1,599,082
	Federal National Mortgage Association
1,396	8.00%, 11/01/2022	1,408
1,636,677	2.50%, 06/01/2028	1,711,529
27,467	6.00%, 01/01/2029	31,080
354,373	3.00%, 03/01/2029	375,976
287,728	3.50%, 04/01/2029	310,656
159,997	3.50%, 09/01/2029	172,230
406,813	3.50%, 08/01/2030	433,646
199,043	4.00%, 09/01/2030	214,684
625,860	3.00%, 10/01/2030	662,469
80,837	8.00%, 10/01/2030	91,856
917,330	3.00%, 02/01/2031	979,331
1,515,926	2.50%, 09/01/2031	1,582,983
362,741	2.00%, 10/01/2031	374,862
175,162	3.50%, 01/01/2032	186,199
133,019	3.50%, 02/01/2032	142,499
46,193	6.50%, 06/01/2032	52,269
536,361	3.00%, 08/01/2032	566,967
51,555	6.50%, 08/01/2032	58,193
1,691,977	3.00%, 10/01/2032	1,788,164
302,327	3.00%, 11/01/2032	322,651
546,468	2.50%, 01/01/2033	571,017
573,147	3.00%, 02/01/2033	611,168
202,290	5.50%, 03/01/2033	233,006
26,456	5.00%, 09/01/2033	29,686
2,509,520	3.00%, 12/01/2033	2,639,946
34,863	5.50%, 01/01/2034	39,584
220,371	4.00%, 02/01/2034	239,515
389,334	3.50%, 03/01/2034	416,277
125,891	5.50%, 03/01/2034	143,271
128,252	5.50%, 05/01/2034	148,263
683,048	3.50%, 07/01/2034	728,101
325,030	2.50%, 09/01/2034	339,057

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 35,792	5.50%, 02/01/2035	$ 41,320
391,661	3.00%, 03/01/2035	417,977
463,094	3.00%, 04/01/2035	488,453
385,482	5.00%, 05/01/2035	438,933
1,276,302	2.50%, 06/01/2035	1,338,129
765,850	2.00%, 07/01/2035	789,377
7,664	5.00%, 07/01/2035	8,735
729,071	2.00%, 09/01/2035	751,468
79,868	5.00%, 09/01/2035	90,618
1,008,418	1.50%, 10/01/2035	1,019,318
83,944	5.00%, 10/01/2035	95,751
48,688	6.00%, 10/01/2035	57,427
67,794	5.50%, 11/01/2035	79,028
2,435,532	2.00%, 12/01/2035	2,510,352
1,281,487	2.50%, 01/01/2036	1,335,188
1,083,346	1.50%, 02/01/2036	1,095,063
1,990,343	2.00%, 02/01/2036	2,051,487
547,751	3.50%, 04/01/2036	592,046
53,216	6.00%, 04/01/2036	61,790
552,655	1.50%, 05/01/2036	558,510
1,843,776	2.00%, 05/01/2036	1,900,417
473,819	2.50%, 05/01/2036	494,581
1,281,395	2.00%, 06/01/2036	1,320,760
3,539,578	2.50%, 06/01/2036	3,687,879
1,295,501	1.50%, 07/01/2036	1,309,226
6,855	6.50%, 08/01/2036	7,699
994,782	1.50%, 09/01/2036	1,005,320
2,183,428	2.00%, 09/01/2036	2,250,504
200,000	1.00%, 10/01/2036	196,995
2,138,000	1.50%, 10/01/2036	2,160,650
46,920	5.50%, 11/01/2036	54,479
569,454	6.00%, 12/01/2036	668,875
1,079,438	3.00%, 01/01/2037	1,143,065
39,153	5.00%, 07/01/2037	44,502
214,486	5.50%, 08/01/2037	249,027
332,963	5.50%, 01/01/2038	388,223
159,595	6.00%, 03/01/2038	188,597
79,754	5.50%, 07/01/2038	93,067
78,742	2.50%, 05/01/2039	81,302
50,329	6.00%, 05/01/2039	59,475
382,114	4.50%, 08/01/2039	428,380
415,786	5.00%, 08/01/2039	475,611
353,647	5.00%, 12/01/2039	405,032
190,044	4.50%, 03/01/2040	213,077
869,585	2.50%, 05/01/2040	897,375
250,218	5.00%, 06/01/2040	279,882
209,689	4.50%, 08/01/2040	234,653
645,549	2.00%, 09/01/2040	650,936
394,772	2.50%, 09/01/2040	408,421
426,433	4.50%, 09/01/2040	478,095
614,856	2.00%, 11/01/2040	621,339
132,421	4.50%, 11/01/2040	148,457
183,180	5.00%, 11/01/2040	209,264
372,854	1.50%, 01/01/2041	368,273
681,359	2.00%, 02/01/2041	690,848
1,791,212	4.00%, 02/01/2041	1,973,405
798,639	4.50%, 03/01/2041	893,569
413,664	1.50%, 05/01/2041	407,886
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 292,134	2.00%, 05/01/2041	$ 296,744
534,462	5.00%, 05/01/2041	610,577
409,711	2.00%, 06/01/2041	416,177
647,898	1.50%, 09/01/2041	641,939
1,391,905	2.50%, 09/01/2041	1,441,843
1,250,000	2.00%, 10/01/2041	1,279,472
233,595	4.50%, 10/01/2041	261,906
670,475	3.50%, 12/01/2041	728,134
701,276	4.00%, 01/01/2042	773,643
372,833	3.00%, 09/01/2042	397,950
963,709	3.00%, 12/01/2042	1,028,704
1,034,570	3.00%, 02/01/2043	1,108,761
444,817	3.00%, 04/01/2043	475,212
860,124	3.50%, 04/01/2043	917,844
1,815,008	3.50%, 05/01/2043	1,983,241
221,543	4.00%, 07/01/2043	245,298
825,798	3.00%, 08/01/2043	881,219
514,352	3.50%, 08/01/2043	560,133
210,925	4.00%, 09/01/2043	232,202
511,721	3.50%, 08/01/2044	556,841
905,887	4.00%, 08/01/2044	1,012,184
256,409	4.00%, 06/01/2045	281,801
1,863,570	2.50%, 07/01/2045	1,926,737
687,047	3.50%, 11/01/2045	735,312
1,859,911	3.50%, 02/01/2046	1,998,675
1,956,272	3.00%, 06/01/2046	2,075,722
1,008,240	3.50%, 07/01/2046	1,080,410
461,422	2.50%, 10/01/2046	478,380
1,793,180	3.00%, 10/01/2046	1,909,836
422,538	4.00%, 10/01/2046	459,902
1,059,761	3.00%, 12/01/2046	1,121,087
522,215	3.50%, 12/01/2046	557,244
454,316	4.00%, 03/01/2047	490,998
540,663	4.00%, 06/01/2047	584,333
516,133	4.00%, 07/01/2047	554,626
3,572,359	3.50%, 10/01/2047	3,791,429
1,556,928	4.00%, 10/01/2047	1,674,082
477,337	4.00%, 10/01/2048	512,517
516,295	4.00%, 11/01/2048	565,539
3,670,192	4.50%, 11/01/2048	3,971,103
626,816	4.50%, 02/01/2049	677,307
2,522,100	4.00%, 06/01/2049	2,701,921
2,248,956	4.00%, 07/01/2049	2,424,086
1,631,615	4.50%, 07/01/2049	1,771,815
1,542,673	4.00%, 08/01/2049	1,659,148
560,587	3.00%, 09/01/2049	592,163
1,974,729	3.50%, 09/01/2049	2,088,764
1,224,606	4.50%, 10/01/2049	1,336,602
2,062,595	3.50%, 11/01/2049	2,232,474
2,030,343	3.00%, 12/01/2049	2,158,264
1,828,165	3.50%, 12/01/2049	1,965,329
1,346,793	3.00%, 01/01/2050	1,418,174
639,112	4.00%, 01/01/2050	684,433
4,044,957	3.00%, 03/01/2050	4,247,804
1,050,300	3.50%, 03/01/2050	1,120,373
757,098	3.00%, 04/01/2050	794,867
1,921,628	2.50%, 05/01/2050	1,983,040
1,153,131	3.50%, 05/01/2050	1,231,194

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,417,351	2.00%, 06/01/2050	$ 1,422,230
605,023	4.00%, 06/01/2050	656,900
263,754	4.50%, 06/01/2050	285,530
519,097	2.50%, 07/01/2050	535,686
4,068,100	3.00%, 07/01/2050	4,273,588
266,436	4.00%, 07/01/2050	286,405
4,849,360	2.00%, 08/01/2050	4,866,052
3,103,588	2.50%, 08/01/2050	3,202,774
5,979,289	2.50%, 09/01/2050	6,170,377
2,011,609	3.00%, 09/01/2050	2,113,502
2,754,117	2.50%, 10/01/2050	2,846,639
3,281,262	1.50%, 11/01/2050	3,190,348
3,163,487	2.00%, 11/01/2050	3,174,377
898,231	2.50%, 11/01/2050	926,937
131,015	4.00%, 12/01/2050	140,405
14,033,413	2.00%, 01/01/2051	14,081,718
881,409	3.50%, 01/01/2051	937,509
4,372,440	2.00%, 02/01/2051	4,387,491
2,013,595	2.50%, 02/01/2051	2,077,946
2,421,295	2.50%, 03/01/2051	2,498,676
817,279	3.50%, 03/01/2051	869,426
1,264,166	1.50%, 04/01/2051	1,229,062
4,298,441	2.50%, 04/01/2051	4,435,813
2,930,731	2.00%, 05/01/2051	2,940,819
11,901,724	3.00%, 05/01/2051	12,509,261
2,882,025	2.50%, 06/01/2051	2,974,130
454,921	1.50%, 07/01/2051	442,288
8,344,766	2.00%, 07/01/2051	8,373,490
985,589	3.00%, 08/01/2051	1,035,225
1,367,863	1.50%, 09/01/2051	1,329,879
7,477,865	2.00%, 09/01/2051	7,503,605
4,560,000	2.50%, 09/01/2051	4,729,562
1,203,000	1.50%, 10/01/2051	1,169,594
13,566,000	2.00%, 10/01/2051	13,638,930
10,161,000	2.50%, 10/01/2051	10,510,327
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
1,065,108	2.64%, 12/25/2026(d)	1,133,869
	Series 2018-M12 Class A2
350,000	3.77%, 08/25/2030(d)	402,699
	Series 2019-M1 Class A2
1,000,000	3.67%, 09/25/2028(d)	1,132,900
	Series 2019-M22 Class A2
1,000,000	2.52%, 08/25/2029	1,067,023
	Series 2021-M12 Class 2A2
1,000,000	2.20%, 05/25/2033(d)	1,021,656
	Government National Mortgage Association
2,339	7.00%, 07/15/2025	2,445
2,463	7.50%, 12/15/2025	2,499
51,042	3.50%, 02/15/2026	54,389
348,158	3.00%, 06/20/2027	364,279
130,571	5.00%, 11/15/2033	151,516
23,335	5.50%, 12/15/2035	27,222
32,610	5.00%, 12/20/2035	36,702
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 63,398	6.00%, 01/20/2036	$ 74,262
74,176	5.50%, 02/20/2036	87,256
194,665	2.00%, 06/20/2036	200,435
432,376	5.00%, 06/15/2039	501,987
227,474	4.50%, 01/20/2040	251,700
137,448	4.00%, 05/20/2040	150,418
115,618	4.50%, 07/20/2040	127,933
111,113	4.50%, 09/20/2040	123,278
462,079	4.00%, 10/15/2040	513,005
222,642	4.00%, 09/15/2041	245,942
45,372	4.50%, 12/20/2041	51,095
626,150	3.50%, 06/20/2042	677,095
870,255	2.50%, 12/20/2042	908,410
233,220	3.00%, 02/15/2043	246,827
2,855,816	3.50%, 06/20/2044	3,071,855
1,033,628	3.50%, 10/20/2044	1,107,672
877,652	4.50%, 11/20/2044	974,374
1,269,477	3.00%, 01/20/2046	1,336,155
790,828	3.50%, 02/20/2046	842,504
262,573	4.00%, 03/20/2046	281,340
674,318	3.50%, 05/20/2046	716,546
981,599	3.00%, 08/20/2046	1,033,877
3,166,592	3.00%, 09/20/2046	3,368,843
474,133	3.50%, 09/20/2046	503,824
887,840	3.50%, 10/20/2046	944,790
3,935,961	3.00%, 12/20/2046	4,148,197
5,353,298	3.00%, 01/20/2047	5,633,252
3,728,132	3.50%, 04/20/2047	3,922,972
993,492	3.50%, 08/20/2047	1,053,426
660,695	4.50%, 11/15/2047	747,445
1,282,395	4.00%, 01/20/2048	1,373,703
2,023,999	3.00%, 02/20/2048	2,120,585
381,988	4.00%, 03/20/2048	409,180
277,213	5.00%, 11/20/2048	299,272
3,459,366	4.00%, 12/20/2048	3,693,369
2,365,409	4.50%, 12/20/2048	2,526,248
3,157,331	4.00%, 05/20/2049	3,421,660
1,401,000	4.50%, 06/20/2049	1,497,296
234,412	2.50%, 08/20/2049	242,073
280,803	5.00%, 11/20/2049	302,639
686,986	2.50%, 02/20/2050	709,515
2,976,209	3.50%, 04/20/2050	3,130,748
2,775,693	2.50%, 06/20/2050	2,866,976
1,112,530	4.00%, 06/20/2050	1,183,479
2,550,000	2.00%, 08/20/2050	2,588,713
5,533,632	2.50%, 08/20/2050	5,715,771
2,988,488	3.00%, 08/20/2050	3,126,071
1,051,526	3.50%, 08/20/2050	1,106,111
341,900	4.00%, 08/20/2050	363,690
690,589	3.00%, 09/20/2050	722,382
1,078,419	3.50%, 09/20/2050	1,134,470
471,618	4.00%, 09/20/2050	501,553
1,855,372	2.00%, 10/20/2050	1,882,679
2,029,402	2.50%, 10/20/2050	2,096,260
4,623,903	3.00%, 10/20/2050	4,836,778
2,037,936	3.50%, 11/20/2050	2,143,549
5,512,157	2.00%, 12/20/2050	5,594,430
2,187,335	2.50%, 12/20/2050	2,258,906

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 774,946	3.50%, 12/20/2050	$ 815,077
2,252,001	2.00%, 02/20/2051	2,286,353
5,243,940	2.00%, 03/20/2051	5,323,994
2,677,179	2.50%, 03/20/2051	2,765,887
292,065	1.50%, 04/20/2051	287,371
2,555,803	2.00%, 04/20/2051	2,594,889
2,812,908	2.50%, 06/20/2051	2,905,043
997,266	2.00%, 08/20/2051	1,012,440
448,181	3.00%, 08/20/2051	469,740
5,660,000	2.00%, 09/20/2051	5,747,410
7,968,143	2.50%, 09/20/2051	8,237,676
		583,805,438
TOTAL MORTGAGE-BACKED SECURITIES — 29.34% (Cost $604,936,957)		$606,442,316
MUNICIPAL BONDS AND NOTES
1,000,000	City of Houston Texas Combined Utility System Revenue 3.83%, 05/15/2028	1,121,579
80,000	Energy Northwest Series B 2.81%, 07/01/2024	82,997
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,772,837
2,000,000	Port of Morrow Oregon 2.99%, 09/01/2036	2,166,844
600,000	State of Illinois 5.10%, 06/01/2033	699,328
1,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	1,179,017
TOTAL MUNICIPAL BONDS AND NOTES — 0.34% (Cost $6,099,615)		$7,022,602
U.S. GOVERNMENT AGENCY BONDS AND NOTES
1,000,000	Federal Farm Credit Banks Funding Corp 0.23%, 01/19/2024	995,965
	Federal Home Loan Bank
600,000	5.75%, 06/12/2026	731,865
4,000,000	1.00%, 10/07/2026	3,998,426
2,000,000	3.25%, 11/16/2028(c)	2,255,544
	Federal Home Loan Mortgage Corp
4,500,000	1.50%, 02/12/2025	4,629,648
2,000,000	0.38%, 09/23/2025(c)	1,967,454
6,000,000	Federal National Mortgage Association 2.13%, 04/24/2026	6,318,047
	Tennessee Valley Authority
1,000,000	0.75%, 05/15/2025	1,001,339
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 2,000,000	1.50%, 09/15/2031(c)	$ 1,970,437
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.15% (Cost $23,770,959)		$23,868,725
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
12,500,000	1.63%, 11/15/2022	12,710,938
12,000,000	0.13%, 12/31/2022	11,996,250
1,500,000	2.13%, 12/31/2022	1,536,914
17,000,000	1.75%, 01/31/2023	17,358,594
12,000,000	1.50%, 02/28/2023	12,225,937
14,000,000	0.13%, 03/31/2023	13,986,328
16,000,000	1.50%, 03/31/2023	16,314,375
16,000,000	0.13%, 04/30/2023	15,978,750
6,000,000	1.75%, 05/15/2023	6,149,297
8,500,000	1.38%, 06/30/2023	8,670,000
13,500,000	0.13%, 07/15/2023	13,472,051
8,000,000	1.25%, 07/31/2023	8,146,250
7,000,000	2.50%, 08/15/2023	7,292,852
15,000,000	1.38%, 09/30/2023	15,325,195
33,000,000	0.13%, 10/15/2023	32,881,406
3,500,000	2.75%, 11/15/2023	3,680,195
6,000,000	2.25%, 01/31/2024	6,263,438
14,000,000	0.13%, 02/15/2024(c)	13,919,609
8,000,000	2.13%, 02/29/2024	8,335,313
9,000,000	0.38%, 04/15/2024	8,989,805
8,000,000	0.25%, 05/15/2024	7,961,563
3,500,000	2.50%, 05/15/2024	3,688,672
74,029,000	0.38%, 08/15/2024	73,762,496
9,500,000	2.38%, 08/15/2024	10,010,254
13,000,000	1.50%, 09/30/2024	13,380,352
5,250,000	2.25%, 11/15/2024	5,525,830
4,000,000	1.50%, 11/30/2024	4,117,031
9,000,000	1.38%, 01/31/2025	9,226,758
6,500,000	2.00%, 02/15/2025	6,798,848
7,250,000	2.13%, 05/15/2025	7,619,297
13,000,000	0.25%, 05/31/2025	12,780,625
13,000,000	0.25%, 06/30/2025	12,768,438
4,000,000	2.25%, 11/15/2025	4,230,781
13,000,000	0.38%, 11/30/2025	12,751,680
5,500,000	1.63%, 02/15/2026	5,674,883
11,000,000	0.50%, 02/28/2026	10,814,375
39,000,000	0.75%, 08/31/2026	38,582,578
7,000,000	2.00%, 11/15/2026	7,344,531
8,000,000	0.63%, 03/31/2027(c)	7,806,562
11,000,000	0.50%, 04/30/2027	10,643,359
2,500,000	2.38%, 05/15/2027	2,673,828
12,500,000	0.50%, 06/30/2027	12,066,406
1,000,000	2.25%, 08/15/2027	1,062,852
5,000,000	0.38%, 09/30/2027	4,771,094
7,000,000	0.63%, 12/31/2027	6,753,359
6,000,000	2.75%, 02/15/2028	6,564,141
11,000,000	1.13%, 02/29/2028	10,930,820
2,000,000	1.25%, 04/30/2028	1,998,594

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 9,500,000	2.88%, 05/15/2028	$ 10,477,832
8,000,000	1.25%, 05/31/2028	7,988,438
6,500,000	1.00%, 07/31/2028	6,374,063
16,000,000	1.13%, 08/31/2028	15,810,000
1,500,000	3.13%, 11/15/2028	1,685,273
3,500,000	2.63%, 02/15/2029	3,816,094
500,000	2.38%, 05/15/2029	536,719
2,500,000	1.63%, 08/15/2029	2,546,289
5,000,000	0.63%, 05/15/2030	4,666,797
5,000,000	0.63%, 08/15/2030	4,651,367
9,000,000	0.88%, 11/15/2030(c)	8,540,859
11,000,000	1.13%, 02/15/2031	10,654,531
6,000,000	1.25%, 08/15/2031	5,854,688
9,500,000	1.13%, 05/15/2040	8,211,191
11,000,000	1.13%, 08/15/2040	9,466,016
7,500,000	1.38%, 11/15/2040	6,737,109
12,500,000	1.88%, 02/15/2041	12,226,563
28,146,000	1.75%, 08/15/2041	26,905,817
5,000,000	3.00%, 11/15/2044	5,870,508
13,000,000	2.50%, 02/15/2045	14,038,984
11,500,000	2.50%, 02/15/2046	12,437,070
4,500,000	3.00%, 02/15/2047	5,332,148
4,500,000	2.75%, 11/15/2047	5,112,773
14,500,000	1.25%, 05/15/2050	11,862,246
9,000,000	1.38%, 08/15/2050	7,594,453
10,000,000	1.63%, 11/15/2050	8,983,984
11,500,000	1.88%, 02/15/2051	10,966,328
18,133,000	2.00%, 08/15/2051	17,812,839
TOTAL U.S. TREASURY BONDS AND NOTES — 38.46% (Cost $793,594,339)		$794,704,483
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
3,940,000	BlackRock FedFund Institutional Class(e), 0.03%(f)	3,940,000
3,290,000	Federated Hermes Government Obligations Fund Premier Shares(e), 0.03%(f)	3,290,000
293,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(e), 0.01%(f)	293,000
3,940,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.03%(f)	3,940,000
3,940,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.03%(f)	3,940,000
3,940,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.03%(f)	3,940,000
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
3,940,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(e), 0.03%(f)	$ 3,940,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.13% (Cost $23,283,000)		$23,283,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.52%
$31,600,000	Repurchase agreement (principal amount/value $31,600,000 with a maturity value of $31,600,026 with Daiwa Capital Markets America Inc, 0.03%, dated 9/30/21 to be repurchased at $31,600,026 on 10/1/21 collateralized by a U.S. Treasury security, 1.13%, 8/31/28, with a value of $32,232,037.	31,600,000
10,396,058	Undivided interest of 11.27% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $10,396,058 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(e)	10,396,058

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$10,094,772	Undivided interest of 13.31% in a repurchase agreement (principal amount/value $75,803,310 with a maturity value of $75,803,415) with Bank of America Securities Inc, 0.05%, dated 9/30/21 to be repurchased at $10,094,772 on 10/1/21 collateralized by Federal National Mortgage Association securities, 1.50% - 5.00%, 9/1/31 - 7/1/60, with a value of $77,319,376.(e)	$ 10,094,772
TOTAL SHORT TERM INVESTMENTS — 2.52% (Cost $52,090,830)		$52,090,830
TOTAL INVESTMENTS — 103.55% (Cost $2,120,055,598)		$2,139,904,867
OTHER ASSETS & LIABILITIES, NET — (3.55)%		$(73,377,742)
TOTAL NET ASSETS — 100.00%		$2,066,527,125
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2021.
(c)	All or a portion of the security is on loan at September 30, 2021.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of September 30, 2021.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 30, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2021